UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

The schedule of investments as of September 30, 2005 is filed herewith.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—September 30, 2005 — (unaudited)

		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Value (Note 1)
Industry Description	Type	Moody’s	S&P
LOANS (3) (4)-100.68%
Aerospace/Defense-1.15%

Hexcel Corp.	BTL-B	B2	B+	5.25-5.56%	03/01/12	$822,222	$831,809
Midwestern Aircraft	BTL-B	B1	BB-	5.96	07/01/13	598,500	606,505
SI International, Inc.	BTL	B1	B+	5.78-6.53	02/01/11	995,000	1,009,925

							2,448,239

Automobile-3.86%

Dura Operating Corp.	2nd Lien	B2	B+	7.23	04/13/11	1,000,000	1,012,500
Goodyear Tire & Rubber Co.	2nd Lien	B2	B+	6.32	04/30/10	2,000,000	2,027,500
HLI Operating Co., Inc.	BTL-C	B1	BB-	8.88-8.99	06/03/10	500,000	500,417
Key Plastics, LLC	BTL-B	B1	BB-	6.70-8.75	06/25/10	1,232,718	1,240,423
Ozburn-Hessey Holding Co. LLC	BTL	B2	B+	6.34	08/01/12	750,000	762,422
Plastech, Inc. @	2nd Lien	B1	B	11.10	02/15/10	1,000,000	946,667
Tenneco Automotive, Inc.	BTL-B	B1	B+	6.08	12/12/10	608,359	619,576
Tenneco Automotive, Inc.	BTL-B1	B1	B+	5.94	12/12/10	267,241	272,169
United Components, Inc.	BTL-C	B1	BB-	6.26	06/30/10	723,333	736,896

							8,118,570

Beverage, Food and Tobacco-5.49%

Alliance One International, Inc.	BTL-B	B1	BB-	6.73	05/13/10	995,000	1,008,059
Chiquita Brands International, Inc.	BTL-C	B1	BB-	6.34	06/28/12	498,750	507,478
Constellation Brands, Inc.	BTL-B	Ba2	BB	5.69-6.00	11/30/11	3,131,111	3,179,058
Dole Food Co., Inc.	BTL-B	Ba3	BB	5.19-7.25	07/22/12	982,563	994,384
Dole Holding Co.	BTL	B3	B	8.69	07/21/10	1,500,000	1,545,000
Keystone Foods Holdings LLC	BTL	Ba3	B+	5.63-5.81	06/16/11	1,188,088	1,203,682
Meow Mix Co.	BTL	B2	B+	7.04-7.09	07/01/13	234,890	238,707
Pierre Foods, Inc.	BTL-B	B1	B+	6.37-6.56	06/30/10	862,991	876,475
Southern Wine & Spirits of America, Inc.	BTL-B	Ba3	BB+	5.53	05/31/12	1,990,000	2,011,144

							11,563,987

Broadcasting and Entertainment-15.48%

Adelphia Communications Corp. (5)	BTL-B	B1	NR	6.31	03/31/06	2,000,000	2,005,000
Cebridge Connections, Inc	1st Lien	B3	NR	6.78-9.00	02/23/09	689,500	693,809
Cebridge Connections, Inc	2nd Lien	Caa1	NR	9.56-10.02	02/04/09	1,280,500	1,293,305
Century Cable Holdings LLC (5)	Discretionary BTL	Ca	NR	8.75	12/31/09	2,500,000	2,485,625
Century - TCI California LP (5)	Revolver	NR	NR	6.75	06/30/09	1,000,000	999,500
Charter Communications Operating LLC	BTL-B	B2	B	6.93	04/27/11	3,952,530	3,975,917
DIRECTV Holdings LLC	BTL-B	Ba1	BB	5.29-5.39	04/07/13	1,333,333	1,350,139
Entravision Communications Corp.	BTL-B	Ba3	B+	5.55	10/31/12	250,000	250,000
Haights Cross Operating Co.	BTL	B3	B-	8.29	08/20/08	1,467,544	1,493,226
Hilton Head Communications LP (5) (8)	BTL	NR	NR	8.00	03/31/08	1,000,000	985,750
HIT Entertainment, Ltd.	2nd Lien	B2	CCC+	9.33	02/05/13	500,000	511,875
HIT Entertainment, Ltd.	BTL	B1	B	5.95	08/05/15	500,000	506,563
Insight Midwest Holdings LLC	BTL-C	Ba3	BB-	6.06	12/31/09	982,500	998,466
Intelstat Zeus, Ltd.	BTL	B1	B	5.81	07/28/11	992,500	1,005,733
Mediacom Broadband LLC	BTL-A	Ba3	BB-	5.14-5.46	09/30/12	2,000,000	1,997,750
Mission Broadcasting, Inc.	BTL-B	Ba3	B+	5.77	10/01/12	1,216,197	1,226,079
Nexstar Broadcasting, Inc.	BTL-B	Ba3	B+	5.77	10/01/12	1,238,028	1,248,087
PANAMSAT Corp.	BTL-B1	Ba3	BB+	6.05-6.11	08/20/11	4,466,114	4,532,110
Spanish Broadcasting Systems, Inc.	1st Lien	B1	B+	6.03	06/01/12	995,000	1,010,547
UPC Financing Partnership	BTL-H	B1	B	6.00	09/03/12	2,000,000	2,024,376
WideOpenWest Finance LLC	BTL-B	B2	NR	6.68-7.03	06/22/11	994,962	1,004,912
Young Broadcasting, Inc.	BTL	B1	B	5.69-6.31	11/02/12	997,500	1,006,228

							32,604,997

Buildings & Real Estate-4.55%

Atrium Cos., Inc.	BTL	B2	CCC+	7.36-7.78	12/28/11	2,421,056	2,423,072
Crescent Real Estate Equities LP	BTL	Ba3	BB+	5.94	05/30/08	219,427	220,730
Kyle Acquisition Group LLC	BTL	Ba3	BB	6.75	07/15/10	500,000	507,188
Masonite International Corp.	BTL	B2	BB-	6.04-8.00	04/16/13	1,495,018	1,501,388
Masonite International Corp.	CND TL	B2	BB-	5.66-6.02	04/16/13	1,492,476	1,498,835
Palmdale Hills Property LLC	1st Lien	B1	B+	6.84	05/01/12	997,500	997,500
Palmdale Hills Property LLC	2nd Lien	B2	B-	11.34	05/01/12	1,000,000	1,000,000
PGT Industries, Inc.	BTL-A1	B1	B	6.84	01/29/10	907,000	921,172
Spanish Peaks LLC	Tranche A	NR	NR	4.02	07/29/13	75,000	75,938
Spanish Peaks LLC	Tranche B	B1	B+	6.48-6.72	07/29/13	174,668	176,851
Yellowstone Mountain Club	BTL	B1	BB-	6.46	09/30/10	250,000	253,125

							9,575,799

Cargo Transport-1.07%

Pacer International, Inc.	BTL	B1	NR	5.38-7.50	06/10/10	847,059	858,706
United States Shipping LLC	BTL	Ba3	NR	6.02-6.20	04/30/10	1,386,818	1,398,520

							2,257,226

Chemicals, Plastics and Rubber-8.50%

Basell Finance Co.	BTL-B2	Ba3	B+	6.58	08/01/13	104,167	105,980
Basell Finance Co.	BTL-B4	Ba3	B+	6.58	08/01/13	20,833	21,196
Basell Finance Co.	BTL-C2	Ba3	B+	7.24	08/01/13	104,167	106,241
Basell Finance Co.	BTL-C4	Ba3	B+	7.24	08/01/13	20,833	21,248
Celanese AG	BTL-B	B1	B+	6.31	04/06/11	2,603,508	2,647,442
Hercules, Inc.	BTL-B	Ba1	BB	5.31-5.77	10/08/10	886,500	896,916
Hexion Specialty Chemicals, Inc.	Tranche B1	B1	BB-	6.38	05/30/12	837,900	849,421
Hexion Specialty Chemicals, Inc.	Tranche B2	B1	BB-	6.56	05/31/12	1,157,100	1,173,010
Huntsman International LLC	BTL-B	Ba3	BB-	5.52	08/31/12	3,649,205	3,683,741
Invista B.V.	BTL-B1	Ba3	BB	6.31	04/29/11	1,345,765	1,369,036
Invista B.V.	BTL-B2	Ba3	BB	6.31	04/29/11	583,882	593,979
Mosaic Co.	BTL-B	Ba2	BB+	5.06-5.56	02/21/12	995,000	1,008,836
PQ Corp.	BTL	B1	B+	6.06	02/15/13	746,250	756,045
Rockwood Specialties Group, Inc.	BTL-D	B1	B+	5.93	07/30/12	1,990,000	2,024,204
Wellman, Inc.	2nd Lien	B2	B-	10.46	02/04/10	2,500,000	2,523,438
Westlake Chemical Corp.	BTL-B	Ba2	NR	6.09-8.00	07/23/10	116,250	117,412

							17,898,145

Containers, Packaging and Glass-4.16%

Appleton Papers, Inc.	BTL	Ba3	BB	5.73-6.33	06/11/10	1,043,534	1,056,253
Berry Plastics Corp.	BTL	B1	B+	6.11	12/02/11	1,198,330	1,216,454
Boise Cascade Corp.	BTL-D	Ba3	BB	5.59-5.78	10/28/11	1,103,939	1,122,292
Captive Plastics, Inc.	BTL	B2	B-	6.89	08/10/11	500,000	506,250
Graham Packaging Co. LP	Tranche B	B2	B	6.06-6.56	04/07/12	2,481,250	2,517,305
Owens-Illinois Group, Inc.	BTL-A1	B1	BB-	5.50	04/01/07	486,733	490,992
Precise Technology, Inc.	1st Lien	B1	B+	7.06	03/25/11	653,884	657,562
Precise Technology, Inc.	2nd Lien	B2	B-	10.06	03/22/11	500,000	501,875
Ranpak Corp.	BTL-B	B3	B	6.77	05/26/10	675,959	682,718

							8,751,701

Diversified/Conglomerate Manufacturing-3.56%

Accuride Corp.	BTL-B	B1	B+	6.13-6.25	01/31/12	1,562,273	1,579,067
Enersys, Inc.	BTL	Ba3	BB	5.66-6.07	03/17/11	592,500	598,055
Flowserve Corp.	BTL	Ba3	BB-	5.81	08/10/12	500,000	507,563
Maxim Crane Works LP	2nd Lien	B3	B+	9.25	01/31/12	250,000	258,438
Maxim Crane Works LP	BTL	B2	BB-	6.48-6.50	01/31/10	415,625	422,379
National Distributing @	2nd Lien	B3	B-	10.33	06/16/10	1,000,000	1,002,500
Penn Engineering & Manufacturing Corp.	BTL	B2	B	6.52	05/01/12	466,492	472,323
Ply Gem Industries, Inc.	BTL	B1	B+	6.16	02/24/11	1,254,312	1,266,856
Ply Gem Industries, Inc.	CND TL	B1	B+	6.16	02/24/11	184,314	186,158
Polypore, Inc.	BTL	B1	B	6.10	11/12/11	948,547	951,867
SSA Global Technologies, Inc.	BTL-B	B2	BB-	5.97	08/02/12	250,000	251,563

							7,496,769

Diversified/Conglomerate Service-3.02%

Billing Concepts, Inc.	BTL-A	B2	B+	7.00	04/22/10	950,000	954,750
Bridge Information Systems, Inc. † @ (5) (9)	BTL-B	Caa1	NR	9.75	06/30/05	421,180	6,318
Coinstar, Inc.	BTL	Ba3	BB-	5.55	07/07/11	876,716	893,154
Fidelity National Information Solutions, Inc.	BTL-B	Ba3	BB	5.48	03/04/13	1,765,000	1,773,509
InfoUSA, Inc.	BTL-A	Ba3	BB	6.53	03/25/09	729,167	730,990
NES Rentals Holdings, Inc.	2nd Lien	B3	B	9.71-11.75	07/20/10	1,485,000	1,521,197
Protection One, Inc.	BTL	B2	B+	6.83	04/11/11	468,822	475,854

							6,355,772

Ecological-1.64%

Allied Waste North America, Inc.	Tranche A	B1	BB	6.03	01/15/12	802,703	809,726
Allied Waste North America, Inc.	BTL	B1	BB	5.52-6.09	01/15/12	2,124,273	2,142,618
Wastequip, Inc	2nd Lien	B3	B-	10.02	07/15/11	500,000	507,500

							3,459,844

Electronics-4.26%

Amkor Technology, Inc.	2nd Lien	B2	NR	8.33	10/27/10	1,000,000	1,028,750
Aspect Software	1st Lien	B2	B	6.56	09/22/10	250,000	253,438
Fairchild Semiconductor Corp.	BTL-B3	Ba3	BB-	5.44-5.81	06/19/08	1,466,419	1,482,916
Sungard Data Systems, Inc.	BTL-B	B1	B+	6.28	08/01/13	3,990,000	4,040,330
UGS Corp.	BTL	B1	B+	5.84	03/31/12	2,129,840	2,163,785

							8,969,219

Farming and Agriculture-0.44%

AGCO Corp.	BTL	Ba1	BB+	5.77	07/03/09	910,667	924,327

Healthcare, Education and Childcare-7.34%

Alpharma Operating Corp.	BTL-A	B1	B+	7.50	10/05/08	343,805	343,805
AMR/EmCare Holdings	BTL	B2	B+	5.66-6.01	02/15/12	995,000	1,010,236
Community Health Systems, Inc.	BTL	Ba3	BB-	5.61	08/19/11	1,315,462	1,334,784
Conmed Corp.	BTL-C	Ba3	NR	6.07	12/15/09	761,419	773,475
Cooper Cos.	BTL-B	Ba3	BB	5.44-5.50	11/15/11	1,000,000	1,008,333
DaVita, Inc.	BTL-B	B1	BB-	6.25-6.54	07/30/12	3,000,000	3,048,126

Hanger Orthopedic Group, Inc.	BTL-B	B1	B+	7.75	09/30/09	980,000	998,375
HealthSouth Corp.	LOC	Caa2	NR	3.55	03/17/10	925,000	930,926
HealthSouth Corp.	BTL	Caa2	NR	6.53	03/17/10	1,571,063	1,581,127
Magellan Health Services, Inc.	BTL	B1	B+	5.87	08/15/08	378,472	382,730
Magellan Health Services, Inc.	LOC	B1	B+	3.56	08/15/08	277,778	280,903
Multiplan, Inc.	BTL	Ba3	B+	6.53	03/04/09	1,000,000	1,015,313
Vanguard Health Holding Co. II	BTL	B2	B	6.21	09/23/11	992,500	1,008,008
Warner Chilcott Holdings Co.	BTL-B	B2	B	6.46-6.77	01/18/12	1,086,362	1,095,576
Warner Chilcott Holdings Co.	BTL-C	B2	B	6.77	01/18/12	437,751	441,464
Warner Chilcott Holdings Co.	BTL-D	B2	B	6.77	01/18/12	202,228	203,944

							15,457,125

Home and Office Furnishings, Housewares and Durables-2.71%

Jarden Corp.	BTL	B1	B+	6.02	04/11/12	1,404,690	1,417,984
Jarden Corp.	BTL-B2	B1	B+	5.69	01/24/12	748,125	753,455
Maax Corp.	BTL-B	B1	B	6.25-6.59	06/04/11	1,185,000	1,185,000
Sealy Mattress Co.	BTL-D	B1	B+	5.54-5.62	08/06/12	1,377,805	1,394,813
Simmons Co.	Tranche C	B2	B+	5.75-8.25	12/19/11	950,451	965,499

							5,716,751

Hotels, Motels, Inns, and Gaming-5.14%

Boyd Gaming Corp.	BTL-B	Ba2	BB	5.52-5.70	06/30/11	658,333	666,426
CCM Merger, Inc.	BTL-B	B1	B+	5.84-5.96	04/25/12	498,750	504,361
Isle of Capri Casinos, Inc.	BTL	Ba2	BB-	5.31-5.77	02/04/11	297,750	301,379
Kulima Resort Co.	2nd Lien	B2	B+	6.83	09/30/11	250,000	250,000
Penn National Gaming, Inc.	BTL-B	Ba3	BB-	5.89-6.22	06/01/12	2,000,000	2,027,656
Trump Entertainment Resorts Holdings LP	BTL-B1	B2	BB-	6.14	05/04/12	498,750	504,776
Venetian Casino Resorts LLC	Delayed Draw	B1	BB-	5.77	06/15/11	1,025,641	1,035,817
Venetian Casino Resorts LLC	BTL-B	B1	BB-	5.77	06/15/11	4,974,359	5,023,715
Wembley, Inc.	1st Lien	B1	B+	5.87-6.08	07/08/12	250,000	254,063
Wembley, Inc.	2nd Lien	B1	B-	7.83	07/08/12	250,000	255,313

							10,823,506

Leisure, Amusement, Entertainment-5.70%

24 Hour Fitness Worldwide, Inc.	BTL-B	B2	B	6.78	06/30/12	2,000,000	2,033,750
Fender Musical Instruments Corp.	1st Lien	B1	B+	5.85	03/31/12	498,750	506,231
Metro-Goldwyn-Mayer Studios, Inc.	BTL-B	Ba3	B+	6.27	04/08/12	3,000,000	3,039,375
Regal Cinemas, Inc.	BTL	Ba3	BB-	6.02	11/10/10	1,432,615	1,449,180
Six Flags Theme Parks, Inc.	BTL-B	B1	B-	6.28-6.50	06/30/09	994,962	1,007,577
True Temper Sports, Inc.	BTL	B2	B	6.53-8.75	03/15/11	485,108	489,959
WMG Acquisition Corp.	BTL	B1	B+	5.52-5.86	02/28/11	3,444,662	3,488,437

							12,014,509

Mining, Steel, Iron and Nonprecious Metals-0.50%

Novelis, Inc.	BTL-B	Ba2	BB-	5.46	01/07/12	495,488	501,876
Novelis, Inc.	CND TL	Ba2	BB-	5.46	01/07/12	285,281	288,959
Walter Industries, Inc.	BTL-B	Ba3	B+	5.86-6.22	10/03/12	250,000	253,906

							1,044,741

Oil and Gas-3.10%

Epco Holdings, Inc.	BTL-B	Ba3	B+	6.04	08/18/10	500,000	508,789
Kerr-McGee Corp.	BTL-B	Ba3	BB+	6.31	05/24/11	1,995,000	2,007,345
Petrohawk Energy Corp.	2nd Lien	NR	NR	8.50	07/01/13	1,000,000	1,012,500
Primary Energy Finance LLC	BTL	Ba2	BB-	6.02	08/15/13	500,000	507,032
Universal Compression, Inc.	BTL	Ba2	BB	7.50	06/20/11	995,000	1,006,816
Williams Production RMT Co.	BTL-C	Ba3	BB	6.02	05/30/07	1,466,381	1,484,711

							6,527,193

Personal and Nondurable Consumer Products-2.19%

American Achievement Corp.	BTL-B	B1	B+	6.37-8.25	03/22/11	895,279	899,756
American Safety Razor Co.	BTL-B	B2	B	6.61	02/28/12	995,000	1,012,413
Bushnell Performance Optics	BTL	B1	B+	7.02	08/19/11	500,000	507,500
Church & Dwight Co., Inc.	Tranche B	Ba2	BB	5.60	05/30/11	843,177	853,015
Hillman Group, Inc.	BTL-B	B2	B	6.69	03/31/11	820,833	831,864
Spectrum Brands, Inc.	BTL-B	B1	B+	5.55-6.09	02/07/12	497,500	503,822

							4,608,370

Personal, Goods and Misc. Services-1.48%

Burt’s Bees, Inc.	BTL	B2	B	6.13-6.41	03/29/11	497,500	504,030
Maidenform, Inc.	BTL	Ba3	B+	6.04-8.00	05/11/10	466,667	471,333
Stewart Enterprises, Inc.	BTL-B	Ba3	BB	5.39-5.77	11/19/11	474,747	480,681
Worldspan LP	BTL	B2	B	6.38-6.81	02/14/10	1,697,778	1,665,944

							3,121,988

Personal Transportation-0.84%

Northwest Airlines, Inc. (5)	BTL-A	B3	B-	9.07	11/17/09	750,000	753,215
Transport Industries LP	BTL-B	B+	B	6.56	09/28/12	250,000	250,000
United Airlines, Inc.	Tranche B	Ba3	BB-	7.96	07/15/09	750,000	759,141

							1,762,356

Printing and Publishing-3.89%

Affinity Group, Inc.	BTL-B1	Ba3	NR	6.83-6.84	06/30/06	341,327	345,166
Affinity Group, Inc.	BTL-B2	Ba3	NR	6.84	06/30/06	853,316	862,916
American Lawyers Media, Inc.	1st Lien	B3	B-	6.52	03/14/10	996,247	999,567
Dex Media West LLC	BTL-B	Ba2	BB	5.32-5.60	03/09/10	1,128,055	1,136,673
FSC Acquisition LLC	BTL	B2	B	5.94-6.33	08/01/12	447,020	449,534
Journal Register Co.	Tranche B	Ba2	BB+	5.00-5.18	08/12/12	1,000,000	1,009,688
Liberty Group Publishing, Inc.	BTL-B	B1	B+	6.00-6.13	02/28/12	491,281	496,603
New Publications, Inc.	2nd Lien	B3	CCC+	10.02	08/05/13	250,000	255,625
Primedia, Inc.	BTL-B	B2	B	6.34	12/31/09	1,098,095	1,102,557
R.H. Donnelly, Inc.	BTL-D	Ba3	BB	5.27-5.78	06/30/11	1,518,004	1,531,432

							8,189,761

Retail Stores-1.73%

Alimentation Couche-Tard, Inc.	BTL	Ba2	BB	5.56	12/17/10	603,061	610,599
Burger King Corp.	Tranche B	Ba2	B+	5.50	07/13/12	498,750	506,988
Eddie Bauer, Inc.	BTL-B	Ba3	B+	6.71	06/21/11	997,500	1,013,709
Jean Coutu Group, Inc.	BTL-B	B1	BB	5.94	07/30/11	1,485,000	1,510,640
Quality Stores, Inc. (Central Tractor) † @ # (5) (6)	BTL-B	Caa2	NR	9.25	04/30/06	846,495	—

							3,641,936

Telecommunications-4.69%

Centennial Cellular Operating Co.	BTL	B2	B-	5.77-6.45	02/09/11	1,477,500	1,494,518
Cricket Communications, Inc.	BTL-B	B1	B-	6.52	12/20/10	1,985,000	2,011,301
FairPoint Communications, Inc.	BTL	B1	BB-	5.81	02/07/12	1,000,000	1,012,813
Hawaiian Telecom Communications, Inc.	BTL-B	B1	B+	6.28	10/31/12	1,000,000	1,012,656
Madison River Capital LLC	BTL-B	B1	B+	6.22	08/01/12	750,000	762,656
Ntelos, Inc.	1st Lien	B2	B	6.53	08/31/11	1,488,750	1,503,824
Ntelos, Inc.	2nd Lien	B3	B	9.03	02/28/12	500,000	499,792
Syniverse Holding LLC	BTL-B	Ba3	BB-	6.03	02/01/12	1,562,259	1,578,858

							9,876,418

Textiles and Leather-0.23%

Globe Manufacturing Corp. † @ # (5) (6)	BTL-B	Caa2	NR	9.50	08/15/06	837,014	—
The William Carter Co.	BTL-B	B1	BB	5.65-5.81	06/30/12	468,750	476,367

							476,367

Utilities-3.96%

Allegheny Energy Supply Co.	BTL-C	Ba2	BB	5.53-5.81	03/08/11	1,401,748	1,423,300
Calpine Corp.	2nd Lien	B2	B	9.35	07/16/07	3,442,405	2,662,700
Cheniere LNG Holdings LLC	BTL	Ba3	BB	6.77-6.95	09/01/12	250,000	253,021
Cogentrix Deleware Holdings, Inc.	BTL	Ba2	BB+	5.78	04/13/12	790,392	802,577
Complete Production Services, Inc.	BTL-B	NR	B	6.72	08/01/12	250,000	253,125
La Paloma Generating Co.	Delayed Draw	Ba3	BB-	5.77	08/16/12	15,929	16,148
La Paloma Generating Co.	LOC	Ba3	BB-	5.54	08/16/12	32,787	33,238
La Paloma Generating Co.	2nd lien	B2	B	7.52	08/16/13	250,000	254,948
La Paloma Generating Co.	BTL-B	Ba3	BB-	5.77	08/16/12	200,000	202,750
Reliant Energy Resources, Inc.	BTL	B1	B+	6.09-6.21	03/15/07	995,000	1,001,485
The AES Corp.	BTL	Ba3	NR	5.07-5.69	04/30/08	1,423,571	1,441,722

							8,345,014

Total Loans (Cost $212,160,854)							$212,030,630

COMMON STOCK-0.11%
Oil and Gas-0.07%

Shaw Group, Inc. †	6,276	154,766

Telecommunications-0.04%

Global Crossing, Ltd. †	175	2,574
SAVVIS Communications Corp. †	94,695	75,756

		78,330

Total Common Stock (Cost $224,016)		233,096

Total Long-Term Investment Securities (Cost $212,384,870)		212,263,726

SHORT-TERM INVESTMENT SECURITIES-2.63%
Registered Investment Companies -2.63%

SSgA Money Market Fund (Cost $5,539,868)	$5,539,868	5,539,868

TOTAL INVESTMENTS-103.42% (Cost $217,924,738) (7)		217,803,594

Liabilities in Excess of Other Assets- (3.42)%		(7,192,778)

NET ASSETS-100.00%		$210,610,816

BTL Bank Term Loan

CND TL Canadian Term Loan

LOC Letter of Credit

NR Security is not rated.

†	Non-income producing security
@	Illiquid security. At September 30, 2005, the aggregate value of these securities was $1,955,485, representing 0.93% of net assets.
#	Fair valued security (see Note 1)
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings are unaudited. Ratings provided are as of September 30, 2005.
(2)	Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The Fund estimates that the maturity of the Loans held in its portfolio will be approximately 67 months.
(3)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter- Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Loan is in default of interest payment.
(7)	See Note 3 for cost of investments on a tax basis.
(8)	Loan was purchased through a participation agreement.
(9)	Bond is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.

See Notes to Schedule of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2005 — (unaudited)

Note 1. Security Valuation

The Fund’s investments in loan interests (“Loans”) are valued in accordance with guidelines established by the Board of Directors. Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until next interest rate reset and maturity. Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

The senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

Note 2. Senior Loan Participation Commitments

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 3. Federal Income Taxes

Unrealized appreciation and depreciation in the value of investments at September 30, 2005 for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,351,954
Gross unrealized depreciation	(2,473,444)

Net unrealized depreciation	$(121,490)

Note 4. Unfunded Loan Commitments

On September 30, 2005, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Name	Type	Maturity Date	Amount
FSC Acquisition LLC	Delayed Draw Term Loan	08/01/12	$52,980
Key Energy Services, Inc.	Delayed Draw Term Loan	06/30/12	1,000,000
Trump Entertainment Resorts Holdings LP	Delayed Draw Term Loan	05/20/12	498,750
United States Shipping LLC	Delayed Draw Term Loan	03/30/10	346,154
Warner Chilcott Corp.	Delayed Draw Term Loan	06/30/06	44,164
Warner Chilcott Corp.	Delayed Draw Term Loan	01/31/06	220,820
WMG Acquisition Corp.	Revolver	02/28/10	500,000

Note 5. Other Information

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. (“AIG”) as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York’s Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Fund. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. (“Adviser”), AIG SunAmerica Capital Services, Inc. (the “Distributor”) and AIG Global Investment Corp. (the “Subadviser”). Neither the Adviser, the Distributor, the Subadviser or their respective officers and directors nor the Fund have been named in the complaint, and the complaint does not seek any penalties against them.

In the Adviser’s view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser, the Distributor or the Subadviser, or to their ability to provide their respective services to the Fund. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser, the Distributor or the Subadviser, will need to obtain permission from the Securities and Exchange Commission to continue to service the Fund. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	November 28, 2005

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	November 28, 2005